PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 24,745,764	R$ 21,258,313
Period over which management has projected cash flows	10 years
Explanation of period over which management has projected cash flows	the use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.
Growth rate	3.55%	3.50%
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 127,399	R$ 126,522
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Provision for Impairment related to fixed assets	182,041
Provision for asset write-off	182,041
Impairment loss recognised	2,967,203
Provision for asset write-off increase	465,364
Rumo Malha Paulista S.A. [member] | Property, plant and equipment [member]
Disclosure of detailed information about intangible assets [line items]
Provision for asset write-off	2,777,884
Rumo Malha Paulista S.A. [member] | Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Provision for asset write-off	184,884
Rumo Malha Paulista S.A. [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Cash-generating unit value in use	R$ 633,943		R$ 980,352
Description of basis of recoverable amount	The recoverable value of the unit was determined based on its value in use, obtained by discounted cash flow, based on updated projections approved by management. The main assumptions were: Projection period: until February 2027. Sales volume: a fall of 0.1% (2.1% on June 30, 2024) in the indirect subsidiary Malha Sul in 2025, followed by annual growth of 0.9% over the rest of the period, based on management's expectations for market development. Selling price: considers a 4% drop in the annual average in 2025 (growth of 2.1% on June 30, 2024), followed by growth in 2026 based on current trends in the sector and includes inflation forecasts for Brazil. Variable costs and maintenance: included according to history and without capacity increases. Projected investments: refer to the maintenance of the Concession and are based on the historical experience of the management of the subsidiary Rumo. Investments do not include capacity increases. No incremental revenue or cost savings were considered in the value-in-use model as a result of this expenditure. Nominal discount rate of 11.43%, (11.22% on June 30,2024), estimated by the weighted average cost of capital.
Rumo Malha Paulista S.A. [member] | Cash-generating units [member] | Weighted average cost of capital, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.43%		11.22%
Rumo Malha Paulista S.A. [member] | Cash-generating units [member] | Selling Price [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	4.00%
Growth rate			2.10%
Rumo Malha Paulista S.A. [member] | Cash-generating units [member] | Sales Volume [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.10%		2.10%
Growth rate	0.90%
Rumo [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 95,138	R$ 41,304
Weighted average interest rate used to capitalize borrowing costs	11.80%	12.30%
TRSP [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 39,617	R$ 98,214
Weighted average interest rate used to capitalize borrowing costs	7.36%	8.87%
Compass Gás e Energia [member] | Contract assets
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 78,980	R$ 82,441
Weighted average interest rate used to capitalize borrowing costs	10.47%	12.70%
Sulgás [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 2,908	R$ 973
Weighted average interest rate used to capitalize borrowing costs	5.81%	5.81%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.90%	11.80%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	13.43%	12.40%
Investment Properties [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	6.06%	11.12%
Investment Properties [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	10.40%	11.20%
Intangible assets other than goodwill [member] | Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about intangible assets [line items]
Provision for asset write-off	R$ 4,435